ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS (DETAILS 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY	Dec. 31, 2012 USD USD ($)	Dec. 31, 2012 USD Parent USD ($)
Net cash provided by (used in) operating activities	(31,734)	(314,966)	(118,458)	(12,525)	(31,020)	(7,800)	$ (5,093)	$ (2,010)
Net cash (used in) provided by investing activities	(5,165)	29,574	(195,272)			(410,569)	(829)
Cash flows from financing activities:
Share repurchases		(15,332)	(26,816)		(15,332)	(26,816)
Payment of initial public offering costs		(1,315)	(13,572)		(1,315)	(13,572)
Proceeds from issuance of ordinary shares upon initial public offering			557,455			557,455
Proceeds from issuance of ordinary shares upon exercise of share options		583	2,664		583	2,664
Repayments of short-term borrowing to subsidiaries						(25,760)
Net cash (used in) provided by financing activities	(7,486)	5,702	510,085		(16,064)	493,971	(1,202)
Effects of foreign exchange rate changes on cash and cash equivalents	(17)	(5,507)	(10,297)	(102)	(1,942)	(1,394)	(3)	(16)
Net increase (decrease) in cash and cash equivalents	(44,402)	(285,197)	186,058	(12,627)	(49,026)	74,208	(7,127)	(2,026)
Cash and cash equivalents at the beginning of the year	235,450	520,647	334,589	34,080	83,106	8,898	37,792	5,469
Cash and cash equivalents at the end of the year	191,048	235,450	520,647	21,453	34,080	83,106	$ 30,665	$ 3,443